Curian Guidance - Tactical Maximum Growth Fund Summary (Curian Guidance - Tactical Maximum Growth Fund)	0 Months Ended
Apr. 25, 2013
Curian Guidance - Tactical Maximum Growth Fund
Prospectus [Line Items]
Strategy [Heading]
In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, and the Curian Guidance – Institutional Alt 100 Growth Fund, in the section entitled “Principal Investment Strategies,” please add the following asset class and strategy to the “Asset Classes and Strategies” table:

Strategy Narrative [Text Block]	Risk Parity